Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property and equipment	$ 738	$ 889
Right-of-use assets	1,792	1,047
Intangible assets	399	650
Goodwill	1,836	1,836
Investments in equity accounted associates	4,464	2,243
Deferred platform commission fees	45,934	54,554
Deferred tax asset	117	112
Other non-current investments	19,013	16,415
Loans receivable - non-current	334	318
Total non-current assets	74,627	78,064
Current assets
Indemnification asset	1,251	1,812
Trade receivables and other current assets	42,570	43,523
Loans receivable	176	1,172
Other investments	43,249	45,408
Prepaid tax	220	227
Cash and cash equivalents	78,242	62,908
Total current assets	165,708	155,050
Total assets	240,335	233,114
Equity
Additional paid-in capital	30,078	30,107
Share-based payments reserve	144,973	144,601
Treasury share reserve	(33,104)	(33,104)
Translation reserve	8,236	7,054
Accumulated deficit	(201,874)	(239,222)
Equity attributable to equity holders of the Company	(51,691)	(90,564)
Total equity	(51,691)	(90,564)
Non-current liabilities
Lease liabilities - non-current	164	310
Long-term deferred revenue	70,506	91,114
Share warrant obligations		362
Total non-current liabilities	70,670	91,786
Current liabilities
Share warrant obligations	150
Lease liabilities - current	1,573	777
Trade and other payables	27,742	25,138
Provisions for non-income tax risks	723	1,008
Put option liabilities - current	15,002	15,002
Tax liability	4,227	1,832
Deferred revenue	171,939	188,135
Total current liabilities	221,356	231,892
Total liabilities	292,026	323,678
Total liabilities and shareholders' equity	$ 240,335	$ 233,114